Note 9 - Capital Stock and Reserves - Summary of Outstanding Warrants (Details)		Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares
Share purchase warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	[1]	800,000	800,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares			$ 6.25
Warrants outstanding (in shares)	[1]	800,000	800,000
Agent warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		3,274	3,274	3,274	0
Warrants outstanding (in shares)		3,274	3,274	3,274	0
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4		$ 3.4
Share purchase warrants expiring July 14, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	[2]	341,592	341,592
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 4
Warrants outstanding (in shares)	[2]	341,592	341,592
Agent warrants expiring April 29, 2024 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		51	51
Warrants outstanding (in shares)		51	51
Warrants, exercise price (in CAD per share) | $ / shares		$ 3
Share purchase warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	[3]	247,471	247,471
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 4
Warrants outstanding (in shares)	[3]	247,471	247,471
Agent warrants expiring November 14, 2024 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		162,730	162,730
Warrants outstanding (in shares)		162,730	162,730
Warrants, exercise price (in CAD per share) | $ / shares		$ 3
Share purchase warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	[4]	3,045,500	3,045,500
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 4
Warrants outstanding (in shares)	[4]	3,045,500	3,045,500
Agent warrants expiring August 21, 2023 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		40,000	40,000
Warrants outstanding (in shares)		40,000	40,000
Warrants, exercise price (in CAD per share) | $ / shares			$ 6.25
Share purchase warrants [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		4,434,563	4,434,563
Warrants outstanding (in shares)		4,434,563	4,434,563
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		206,055	206,055	49,039	5,765	0
Warrants outstanding (in shares)		206,055	206,055	49,039	5,765	0

[1]	$0.8114 per warrant exercised.
[2]	$0.3584 per warrant exercised.
[3]	$0.3048 per warrant exercised.
[4]	$0.3584 per warrant exercised